Income Taxes (Components of Income Tax Expense (Benefit) Attributable to Continuing Operations and Other Comprehensive Income (Loss), Net of Reclassification Adjustments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Current tax expense	¥ 125,123	¥ 87,531	¥ 101,281
Deferred tax expense (benefit) (exclusive of the effects of other components listed below)	(4,653)	(19,350)	(187,751)
Change in valuation allowance	8,605	79,790	591,719
Total income taxes	129,075	147,971	505,249
Pension liability adjustments	16,119	25,738	(53,171)
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense), Net-of-reclassification adjustments	(4,740)	11,692	(14,915)
Cash flow hedges	647	720	(2,323)
Other Comprehensive income (loss), net of reclassification adjustments, Total	12,026	38,150	(70,409)
Income tax expense (benefit) attributable to continuing operations and other comprehensive income (loss), net of reclassification adjustments	¥ 141,101	¥ 186,121	¥ 434,840